UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07409

Investment Company Act File Number

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	931,391	$109,438,442
General Dynamics Corp.	84,463	7,392,202
Honeywell International, Inc.	288,545	23,960,777
Huntington Ingalls Industries, Inc.	2,546	171,600
Lockheed Martin Corp.	16,042	2,046,157
Northrop Grumman Corp.	15,277	1,455,287
Precision Castparts Corp.	19,025	4,323,241
Raytheon Co.	52,726	4,063,593
Rockwell Collins, Inc.	157,787	10,707,426
United Technologies Corp.	2,061,130	222,231,037

		$385,789,762

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	56,207	$3,347,689
FedEx Corp.	262,219	29,921,810
United Parcel Service, Inc., Class B	380,665	34,781,361

		$68,050,860

Auto Components — 0.4%
Johnson Controls, Inc.	771,216	$32,005,464

		$32,005,464

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$51,392

		$51,392

Beverages — 4.0%
Beam, Inc.	78,199	$5,055,566
Coca-Cola Co. (The)	4,754,957	180,117,771
Coca-Cola Enterprises, Inc.	31,501	1,266,655
Molson Coors Brewing Co., Class B	186,000	9,324,180
PepsiCo, Inc.	1,841,630	146,409,585

		$342,173,757

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.(2)	21,109	$2,452,021
Amgen, Inc.	976,808	109,343,888
Biogen Idec, Inc.(2)	3,536	851,327
Gilead Sciences, Inc.(2)	477,484	30,005,095

		$142,652,331

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$66,608

		$66,608

Capital Markets — 4.9%
Ameriprise Financial, Inc.	187,988	$17,121,947
Bank of New York Mellon Corp. (The)	606,008	18,295,382
BlackRock, Inc.	3,984	1,078,150
Charles Schwab Corp. (The)	834,916	17,650,124
E*TRADE Financial Corp.(2)	4,593	75,785
Franklin Resources, Inc.	1,618,404	81,810,322

Security	Shares	Value
Goldman Sachs Group, Inc. (The)	532,816	$84,296,819
Legg Mason, Inc.	96,941	3,241,707
Morgan Stanley	2,539,602	68,442,274
Northern Trust Corp.	709,098	38,567,840
State Street Corp.	740,611	48,695,173
T. Rowe Price Group, Inc.	554,173	39,861,664
UBS AG(2)	29,488	605,094
Waddell & Reed Financial, Inc., Class A	8,833	454,723

		$420,197,004

Chemicals — 2.1%
Air Products and Chemicals, Inc.	7,660	$816,326
Ashland, Inc.	30,391	2,810,560
Dow Chemical Co. (The)	153,238	5,884,339
E.I. du Pont de Nemours & Co.	922,406	54,016,095
Ecolab, Inc.	445,515	43,999,062
Monsanto Co.	495,636	51,729,529
PPG Industries, Inc.	109,400	18,276,364
Praxair, Inc.	2,828	339,954

		$177,872,229

Commercial Banks — 3.6%
Bank of Montreal	26,370	$1,762,043
BB&T Corp.	921,487	31,100,186
Comerica, Inc.	126,791	4,984,154
Fifth Third Bancorp	977,637	17,636,571
HSBC Holdings PLC	220,592	2,389,203
HSBC Holdings PLC ADR	424	23,006
KeyCorp	111,353	1,269,424
M&T Bank Corp.	17,293	1,935,433
PNC Financial Services Group, Inc. (The)	59,726	4,327,149
Regions Financial Corp.	189,147	1,751,501
Royal Bank of Canada	148,562	9,539,166
Societe Generale	466,293	23,230,346
SunTrust Banks, Inc.	298,997	9,693,483
Synovus Financial Corp.	10,960	36,168
Toronto-Dominion Bank (The)	14,822	1,333,684
U.S. Bancorp	2,310,891	84,532,393
Wells Fargo & Co.	2,749,236	113,598,432
Zions Bancorporation	38,805	1,064,033

		$310,206,375

Commercial Services & Supplies — 0.1%
ADT Corp. (The)(2)	11,051	$449,334
Cintas Corp.	52,914	2,709,197
Pitney Bowes, Inc.	14,270	259,571
Stericycle, Inc.(2)	5,300	611,620
Tyco International, Ltd.	22,102	773,128
Waste Management, Inc.	108,226	4,463,240

		$9,266,090

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,290,553	$30,224,751
Juniper Networks, Inc.(2)	50,092	994,827
Nokia Oyj ADR(2)	192	1,250
Palo Alto Networks, Inc.(2)	20,808	953,423
QUALCOMM, Inc.	3,262,201	219,741,859

		$251,916,110

Security	Shares	Value
Computers & Peripherals — 3.3%
Apple, Inc.	408,878	$194,932,586
Dell, Inc.	53,157	731,972
EMC Corp.	2,797,592	71,506,452
Hewlett-Packard Co.	33,743	707,928
NetApp, Inc.	414,967	17,685,894

		$285,564,832

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,145,105

		$1,145,105

Consumer Finance — 1.3%
American Express Co.	821,524	$62,041,493
Capital One Financial Corp.	81,476	5,600,660
Discover Financial Services	831,233	42,010,516
SLM Corp.	10,200	253,980

		$109,906,649

Distributors — 0.2%
Genuine Parts Co.	188,424	$15,241,617

		$15,241,617

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$591,345

		$591,345

Diversified Financial Services — 5.0%
Bank of America Corp.	1,496,249	$20,648,236
Berkshire Hathaway, Inc., Class A(2)	464	79,070,240
Berkshire Hathaway, Inc., Class B(2)	946,900	107,482,619
CBOE Holdings, Inc.	40,000	1,809,200
Citigroup, Inc.	793,170	38,476,677
CME Group, Inc.	63,405	4,684,361
ING Groep NV ADR(2)	150,000	1,702,500
IntercontinentalExchange, Inc.(2)	10,892	1,976,027
JPMorgan Chase & Co.	3,049,843	157,646,385
McGraw Hill Financial, Inc.	86,290	5,659,761
Moody’s Corp.	179,322	12,611,716

		$431,767,722

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,557	$6,410,818
CenturyLink, Inc.	4,871	152,852
Deutsche Telekom AG ADR	50,092	731,343
Frontier Communications Corp.	33,255	138,673
Verizon Communications, Inc.	370,804	17,301,715
Windstream Corp.	70,866	566,928

		$25,302,329

Electric Utilities — 0.0%(1)
Duke Energy Corp.	15,598	$1,041,635
Exelon Corp.	9,202	272,747
Southern Co. (The)	68,451	2,818,812

		$4,133,194

Electrical Equipment — 1.6%
Emerson Electric Co.	1,998,542	$129,305,667
Rockwell Automation, Inc.	110,000	11,763,400

		$141,069,067

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,433,091	$20,908,798
TE Connectivity, Ltd.	687	35,573

		$20,944,371

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	93,118	$4,572,094
Frank’s International NV(2)	115,894	3,468,707
Halliburton Co.	846,351	40,751,801
Schlumberger, Ltd.	1,163,740	102,828,066
Transocean, Ltd.	72,479	3,225,316

		$154,845,984

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	873,262	$100,529,921
CVS Caremark Corp.	1,279,410	72,606,517
Kroger Co. (The)	35,843	1,445,907
Sysco Corp.	299,772	9,541,743
Wal-Mart Stores, Inc.	1,653,516	122,294,043
Walgreen Co.	221,366	11,909,491

		$318,327,622

Food Products — 2.2%
Archer-Daniels-Midland Co.	420,450	$15,489,378
Campbell Soup Co.	5,420	220,648
ConAgra Foods, Inc.	33,000	1,001,220
General Mills, Inc.	37,984	1,820,193
Green Mountain Coffee Roasters, Inc.(2)	75,000	5,649,750
Hershey Co. (The)	456,726	42,247,155
Kraft Foods Group, Inc.	57,116	2,995,163
McCormick & Co., Inc.	27,354	1,769,804
Mondelez International, Inc., Class A	173,425	5,449,014
Nestle SA	1,664,316	116,059,600
Unilever NV - NY Shares	4,636	174,870

		$192,876,795

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,540,567	$51,131,419
Bard (C.R.), Inc.	25,000	2,880,000
Baxter International, Inc.	207,423	13,625,617
Becton, Dickinson and Co.	66,108	6,612,122
Boston Scientific Corp.(2)	26,929	316,146
CareFusion Corp.(2)	70,668	2,607,649
Covidien PLC	186,141	11,343,433
Intuitive Surgical, Inc.(2)	14,000	5,267,780
Medtronic, Inc.	453,753	24,162,347
St. Jude Medical, Inc.	57,969	3,109,457
Stryker Corp.	131,368	8,879,163
Zimmer Holdings, Inc.	93,186	7,654,298

		$137,589,431

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	275,013	$16,803,294
Cardinal Health, Inc.	141,336	7,370,672
Cigna Corp.	56,667	4,355,426
Express Scripts Holding Co.(2)	367,509	22,704,706
McKesson Corp.	2,384	305,867
PharMerica Corp.(2)	1,805	23,952
UnitedHealth Group, Inc.	63,696	4,561,271
WellPoint, Inc.	53,673	4,487,600

		$60,612,788

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	151,649	$4,949,823
International Game Technology	459,500	8,698,335
Interval Leisure Group, Inc.	5,349	126,397
Marriott International, Inc., Class A	400,504	16,845,198
Marriott Vacations Worldwide Corp.(2)	2,597	114,268
McDonald’s Corp.	741,937	71,381,759
Starbucks Corp.	2,270,226	174,739,295
Yum! Brands, Inc.	210,518	15,028,880

		$291,883,955

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,102,854

		$8,102,854

Household Products — 1.7%
Clorox Co. (The)	7,570	$618,620
Colgate-Palmolive Co.	1,172,944	69,555,579
Kimberly-Clark Corp.	15,331	1,444,487
Procter & Gamble Co.	981,986	74,228,322

		$145,847,008

Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$22,992

		$22,992

Industrial Conglomerates — 2.5%
3M Co.	736,956	$87,999,916
Danaher Corp.	41,105	2,849,399
General Electric Co.	5,238,736	125,153,403

		$216,002,718

Insurance — 1.1%
Aegon NV ADR	5,088,862	$37,657,579
Aflac, Inc.	93,292	5,783,171
Allstate Corp. (The)	964	48,730
Aon PLC	24,650	1,834,946
Chubb Corp.	23,930	2,135,992
Cincinnati Financial Corp.	135,528	6,391,500
Hartford Financial Services Group, Inc.	5,762	179,313
Manulife Financial Corp.	29,582	489,878
Marsh & McLennan Cos., Inc.	25,000	1,088,750
Progressive Corp.	1,151,311	31,350,199
Torchmark Corp.	52,429	3,793,238
Travelers Companies, Inc. (The)	76,341	6,471,427

		$97,224,723

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	211,982	$66,274,052

		$66,274,052

Internet Software & Services — 4.0%
Akamai Technologies, Inc.(2)	200,000	$10,340,000
AOL, Inc.(2)	5,317	183,862
eBay, Inc.(2)	1,260,217	70,307,506
Facebook, Inc., Class A(2)	1,591,684	79,966,204
Google, Inc., Class A(2)	214,113	187,543,718
IAC/InterActiveCorp	13,368	730,828
VeriSign, Inc.(2)	14,758	751,035

		$349,823,153

Security	Shares	Value
IT Services — 3.2%
Accenture PLC, Class A	2,192,610	$161,463,800
Automatic Data Processing, Inc.	102,170	7,395,064
Broadridge Financial Solutions, Inc.	1,652	52,451
Fidelity National Information Services, Inc.	63,590	2,953,120
Fiserv, Inc.(2)	18,069	1,825,872
International Business Machines Corp.	388,809	71,999,651
Paychex, Inc.	693,512	28,184,328
Total System Services, Inc.	32,405	953,355
Western Union Co.	54,638	1,019,545

		$275,847,186

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,109,541

		$1,109,541

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	441,172	$22,610,065
Thermo Fisher Scientific, Inc.	18,700	1,723,205

		$24,333,270

Machinery — 2.9%
Caterpillar, Inc.	95,937	$7,998,268
Deere & Co.	1,598,492	130,101,264
Dover Corp.	339,930	30,535,912
Illinois Tool Works, Inc.	1,034,459	78,898,188
Parker Hannifin Corp.	7,953	864,650
Pentair, Ltd.	5,089	330,480
WABCO Holdings, Inc.(2)	1,156	97,404

		$248,826,166

Media — 3.8%
CBS Corp., Class B	129,378	$7,136,490
Comcast Corp., Class A	199,107	8,989,681
Comcast Corp., Special Class A	1,434,304	62,205,764
DIRECTV(2)	17,242	1,030,210
Discovery Communications, Inc., Class A(2)	6,723	567,556
Discovery Communications, Inc., Class C(2)	6,732	525,904
Gannett Co., Inc.	3,563	95,453
News Corp., Class A(2)	24	385
Omnicom Group, Inc.	112,077	7,110,165
Time Warner Cable, Inc.	12,203	1,361,855
Time Warner, Inc.	363,259	23,906,075
Twenty-First Century Fox, Inc., Class A	97	3,250
Viacom, Inc., Class B	133,771	11,180,580
Walt Disney Co. (The)	3,212,127	207,150,070

		$331,263,438

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$428,411
Freeport-McMoRan Copper & Gold, Inc.	450,138	14,890,565
Glencore Xstrata PLC(2)	598,405	3,258,492
Nucor Corp.	230,000	11,274,600

		$29,852,068

Multiline Retail — 0.1%
J.C. Penney Co., Inc.(2)	125,000	$1,102,500
Target Corp.	158,546	10,143,773

		$11,246,273

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	922,342	$85,768,583
Apache Corp.	1,112,264	94,698,157
BP PLC ADR	182,637	7,676,233
Chevron Corp.	574,582	69,811,713
ConocoPhillips	268,713	18,678,241
Devon Energy Corp.	568,677	32,846,783
Exxon Mobil Corp.	2,044,632	175,920,137
Hess Corp.	39,579	3,061,040
Marathon Oil Corp.	186,256	6,496,609
Marathon Petroleum Corp.	87,319	5,616,358
Murphy Oil Corp.	78,679	4,745,917
Occidental Petroleum Corp.	5,000	467,700
Phillips 66	141,746	8,195,754
Range Resources Corp.	4,900	371,861
Royal Dutch Shell PLC ADR, Class A	70,332	4,619,406
Spectra Energy Corp.	8,313	284,554
Williams Cos., Inc.	2,000	72,720
WPX Energy, Inc.(2)	666	12,827

		$519,344,593

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,822,293

		$1,822,293

Pharmaceuticals — 7.6%
AbbVie, Inc.	1,609,795	$72,006,131
Actavis, Inc.(2)	20,000	2,880,000
Allergan, Inc.	326,962	29,573,713
Bristol-Myers Squibb Co.	1,589,840	73,577,795
Eli Lilly & Co.	1,097,618	55,243,114
GlaxoSmithKline PLC ADR	448,806	22,516,597
Johnson & Johnson	1,822,586	157,999,980
Mallinckrodt PLC(2)	23,268	1,025,886
Merck & Co., Inc.	1,118,071	53,231,360
Novo Nordisk A/S ADR	249,848	42,279,279
Pfizer, Inc.	2,417,966	69,419,804
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	63,163,853
Zoetis, Inc.	361,174	11,239,735

		$654,157,247

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$35,014

		$35,014

Road & Rail — 0.3%
CSX Corp.	11,260	$289,833
Kansas City Southern	4,386	479,653
Norfolk Southern Corp.	43,575	3,370,526
Union Pacific Corp.	135,038	20,976,803

		$25,116,815

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	560,209	$26,357,833
Applied Materials, Inc.	1,065,614	18,690,870
Broadcom Corp., Class A	897,422	23,341,946
Cypress Semiconductor Corp.(2)	1,108	10,349
Intel Corp.	8,514,553	195,153,555
Linear Technology Corp.	18,494	733,472
Maxim Integrated Products, Inc.	223,099	6,648,350

Security	Shares	Value
NVIDIA Corp.	284,500	$4,426,820
Texas Instruments, Inc.	897,287	36,133,747
Xilinx, Inc.	90,186	4,226,116

		$315,723,058

Software — 3.6%
Activision Blizzard, Inc.	295,588	$4,927,452
Adobe Systems, Inc.(2)	409,776	21,283,766
CA, Inc.	7,339	217,748
Microsoft Corp.	2,996,717	99,820,643
Oracle Corp.	5,628,029	186,681,722
Symantec Corp.	72,900	1,804,275

		$314,735,606

Specialty Retail — 3.7%
Best Buy Co., Inc.	133,011	$4,987,913
Gap, Inc. (The)	89,138	3,590,479
Home Depot, Inc. (The)	1,633,331	123,888,156
L Brands, Inc.	41,877	2,558,685
Lowe’s Companies, Inc.	333,776	15,891,075
Murphy USA, Inc.(2)	19,669	794,431
Ross Stores, Inc. (3)	15,500	1,128,400
Staples, Inc.	149,396	2,188,651
TJX Companies, Inc. (The)	2,921,944	164,768,422

		$319,796,212

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	10,800	$588,924
Hanesbrands, Inc.	197,808	12,325,416
NIKE, Inc., Class B	2,323,098	168,749,839
VF Corp.	16,800	3,344,040

		$185,008,219

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,828,170
Philip Morris International, Inc.	272,055	23,557,243

		$27,385,413

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$2,709,909
Sprint Nextel Corp.(2)	135,160	839,343
Vodafone Group PLC ADR	179,476	6,313,966

		$9,863,218

Total Common Stocks (identified cost $4,816,143,621)		$8,510,813,918

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$14,108

Total Rights (identified cost $16,440)		$14,108

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$129,872	$129,872,171

Total Short-Term Investments (identified cost $129,872,171)		$129,872,171

Total Investments — 99.8% (identified cost $4,946,037,161)		$8,640,700,197

Other Assets, Less Liabilities — 0.2%		$18,993,374

Net Assets — 100.0%		$8,659,693,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $82,237.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,696,818,829

Gross unrealized appreciation	$6,947,057,775
Gross unrealized depreciation	(3,176,407)

Net unrealized appreciation	$6,943,881,368

Restricted Securities

At September 30, 2013, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Ross Stores, Inc.	8/8/13	8/8/15	15,500	$1,306,122	$1,128,400

Total Restricted Securities				$1,306,122	$1,128,400

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,261,445,962	$1,128,400		$—	$1,262,574,362
Consumer Staples	912,373,288	116,059,600		—	1,028,432,888
Energy	674,190,577	—		—	674,190,577
Financials	1,343,717,938	25,619,549		—	1,369,337,487
Health Care	1,019,345,067	—		—	1,019,345,067
Industrials	1,094,188,086	—		—	1,094,188,086
Information Technology	1,814,554,316	—		—	1,814,554,316
Materials	205,610,910	3,258,492		—	208,869,402
Telecommunication Services	35,165,547	—		—	35,165,547
Utilities	4,156,186	—		—	4,156,186
Total Common Stocks	$8,364,747,877	$146,066,041	**	$—	$8,510,813,918
Preferred Stocks	$—	$—		$0	0
Rights	14,108	—		—	14,108
Short-Term Investments	—	129,872,171		—	129,872,171
Total Investments	$8,364,761,985	$275,938,212		$0	$8,640,700,197

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2013 is not presented. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013